Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000000818 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000818 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000818 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000818 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000818 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000818 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000818 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000818 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000818 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000818 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000818 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000818 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000818 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000818 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000818 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000818 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000818 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000818 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000818 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000818 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000818 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000818 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000818 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000818 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000818 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000818 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000818 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000818 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000818 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000818 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000818 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000818 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000818 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000818 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000818 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000818 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000818 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000818 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000818 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000818 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000818 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000818 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000000818 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130452 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130452 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130452 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130452 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130452 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130452 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130452 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130452 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130452 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130452 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130452 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000130452 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130452 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130452 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130452 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130452 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130452 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130452 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130452 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000130452 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130452 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130452 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130452 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130452 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130452 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130452 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130452 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130452 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130452 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130452 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130452 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130452 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130452 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000130452 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130452 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130452 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130452 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130452 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130452 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130452 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130452 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130452 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000130452 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073398 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000073398 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073398 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073398 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000073398 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073398 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000073398 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073398 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073398 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073398 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000073398 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000073398 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000073398 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073398 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073398 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073398 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073398 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073398 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073398 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000073398 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073398 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073398 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073398 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073398 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073398 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073398 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073398 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000073398 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073398 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073398 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073398 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073398 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073398 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000073398 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073398 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073398 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073398 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073398 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073398 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073398 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073398 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073398 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000073398 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000817 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000817 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000817 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000817 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000817 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000817 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000817 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000817 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000817 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000817 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000817 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000817 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000817 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000817 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000817 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000817 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000817 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000817 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000817 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000817 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000817 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000817 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000817 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000817 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000817 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000817 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000817 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000817 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000817 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000817 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000817 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000817 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000817 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000817 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000817 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000817 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000817 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000817 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000817 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000817 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000817 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000817 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000000817 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000815 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000815 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000815 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000815 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000815 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000815 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000815 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000815 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000815 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000815 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000815 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000815 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000815 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000815 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000815 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000815 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000815 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000815 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000815 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000815 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000815 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000815 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000815 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000815 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000815 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000815 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000815 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000815 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000815 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000815 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000815 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000815 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000815 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000815 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000815 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000815 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000815 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000815 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000815 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000815 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000815 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000815 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000000815 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000046743 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046743 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000046743 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000046743 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000046743 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046743 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000046743 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000046743 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000046743 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046743 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046743 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000046743 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046743 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000046743 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046743 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000046743 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000046743 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000046743 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046743 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046743 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000046743 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046743 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000046743 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000046743 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000046743 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000046743 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046743 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000046743 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000046743 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000046743 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000046743 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000046743 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000046743 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000046743 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046743 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046743 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000046743 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000046743 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000046743 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000046743 [Member] | SOUTH DAKOTA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046743 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000046743 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000046744 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046744 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000046744 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000046744 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000046744 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046744 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000046744 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000046744 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000046744 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046744 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046744 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000046744 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046744 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000046744 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046744 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000046744 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000046744 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000046744 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046744 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046744 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000046744 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046744 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000046744 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000046744 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000046744 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000046744 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046744 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000046744 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000046744 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000046744 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000046744 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000046744 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000046744 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000046744 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046744 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046744 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000046744 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000046744 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000046744 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000046744 [Member] | SOUTH DAKOTA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046744 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000046744 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073399 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073399 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073399 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000073399 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000073399 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073399 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000073399 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073399 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073399 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073399 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073399 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000073399 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073399 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073399 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000073399 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073399 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000073399 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000073399 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073399 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073399 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073399 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073399 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000073399 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073399 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073399 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073399 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073399 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073399 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073399 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000073399 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073399 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073399 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073399 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000073399 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073399 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073399 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000073399 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000073399 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073399 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073399 [Member] | SOUTH DAKOTA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073399 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000073399 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000130453 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130453 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130453 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130453 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000130453 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130453 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000130453 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130453 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130453 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130453 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130453 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000130453 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130453 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130453 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000130453 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130453 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130453 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130453 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130453 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130453 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130453 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130453 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000130453 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130453 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130453 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130453 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130453 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130453 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130453 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130453 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130453 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130453 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130453 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000130453 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130453 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130453 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000130453 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130453 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130453 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130453 [Member] | SOUTH DAKOTA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130453 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000130453 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007813 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007813 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007813 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007813 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000007813 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007813 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007813 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007813 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007813 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007813 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007813 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000007813 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007813 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007813 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007813 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007813 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007813 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000007813 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007813 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007813 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007813 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007813 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007813 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007813 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007813 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007813 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007813 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007813 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007813 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007813 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007813 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007813 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007813 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007813 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007813 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007813 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007813 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007813 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007813 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007813 [Member] | SOUTH DAKOTA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007813 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000007813 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%